Pacific Financial Strategic Conservative Fund
Effective January 1, 2016, the following changes have been made:
The section titled “Fees and Expenses of the Fund” on page 10 is hereby deleted and replaced by the following:
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Financial Strategic Conservative Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Financial Strategic Conservative Fund		Institutional Class	Investor Class
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.75%
Other Expenses		0.29%	0.29%
Acquired Fund Fees and Expenses	[1]	0.56%	0.56%
Total Annual Fund Operating Expenses		1.85%	2.35%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pacific Financial Strategic Conservative Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	188	582	1,001	2,169
Investor Class	238	733	1,255	2,686